Offerings - Offering: 1	Feb. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, to be issued under the Insmed Incorporated 2025 Inducement Plan
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | shares	78.46
Maximum Aggregate Offering Price | $	$ 78,460,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 12,012.23
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers such indeterminable number of additional shares of Insmed Incorporated’s (the “Registrant”) common stock, par value $0.01 per share (“Common Stock”), as may become issuable under the Registrant’s 2025 Inducement Plan (the “Inducement Plan”) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s Common Stock on the Nasdaq Global Select Market on February 13, 2025.

(3)	The Registrant does not have any fee offsets.